Intangible Assets, Net (Details) - Schedule of amortization of intangible assets	Dec. 31, 2022 USD ($)
Schedule of Amortization Of Intangible Assets [Abstract]
For the year ended December 31, 2023	$ 338,636
For the year ended December 31, 2024	338,636
For the year ended December 31, 2025	227,492
For the year ended December 31, 2026	5,105
For the year ended December 31, 2027	2,185
Total amortization	$ 912,054